Reinsurance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Deposit contracts	$ 102,791	$ 86,481	$ 70,391
Commissions	$ 506	$ (668)	$ 766